Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2023
Asset retirement obligation
Schedule of asset retirement obligation

Description	12/31/2023	12/31/2022
Opening balances	6,547	162

Additions	6,243
Interest	414	18
Reversal of fixed assets	(758)	—
Reversal of exploration assets	(2,821)	—
Foreign currency translation adjustment of subsidiary	454	124

Asset retirement obligation total	3,836	6,547